Treasury shares	12 Months Ended
Dec. 31, 2021
Treasury shares
Treasury shares

25.Treasury shares

A total of 93,506,000 ordinary shares of the Company held by the Founders were put in escrow with service conditions and vested on monthly basis or by one tranche which are detailed in Note 27(b) and Note 27(c) respectively. As of December 31, 2020 and December 31, 2021, all the ordinary shares in escrow were vested and released.